CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 1,573,880	$ 2,598,213	$ 272,705
Contract assets		0	62,273
Accounts receivable	170	6,170	10,877
Deferred expenses	18,753	7,870	185,084
Prepaid expenses and other current assets	386,418	225,260	33,569
Total Current Assets	1,979,221	2,837,513	564,508
Restricted cash	103,213	103,201	103,149
Property and equipment, net	933,171	853,290	986,407
Operating ROU Asset	477,018	0
Total Assets	3,492,623	3,794,004	1,654,064
Current Liabilities:
Accounts payable and accrued expenses	240,768	147,947	187,046
Loan payable - short term	74,739	74,134	53,858
Lease liability – short term portion	177,453	0
Deferred revenue	75,000	10,000	260,447
Total Current Liabilities	567,960	232,081	501,351
Long-Term Lease Liability	460,352	0
Loans payable - long term	326,773	345,459	621,600
Total liabilities	1,355,085	577,540	1,122,951
Commitments and contingencies	0	0	0
Stockholders’ Equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2021 and December 31, 2020	0	0	0
Common stock, $0.0001 par value, 45,000,000 shares authorized, 12,726,911 and 11,429,661 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	1,272	1,272	1,143
Additional paid-in capital	9,924,394	9,873,345	4,046,370
Accumulated deficit	(7,788,128)	(6,658,153)	(3,516,400)
Total Stockholders’ Equity	2,137,538	3,216,464	531,113
Total Liabilities and Stockholders’ Equity	$ 3,492,623	$ 3,794,004	$ 1,654,064